Inventories, net (Tables)	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories net

Inventories, net as of June 30, 2024 and 2025 represented finished goods, including completed fixtures and accessories.

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Finished goods	1,110,827	1,153,626	1,582,912
Provision for impairment	(24,128)	(70,772)	(97,108)
Total inventories, net	1,086,699	1,082,854	1,485,804

Schedule of impairment provision

Movements of impairment provision were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	97,727	24,128	33,106
Addition	-	46,644	64,002
Written off	(73,599)	-	-
Balance, end of the year	24,128	70,772	97,108